COMMON STOCK (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026 Vote shares	Dec. 31, 2025 Vote shares	Dec. 31, 2024 shares
COMMON STOCK
Common stock, Shares authorized	32,000,000	32,000,000	32,000,000
Number of votes | Vote	1	1
Common stock, Shares issued	5,068,690	5,039,438	5,016,051
Shares outstanding (in shares)	5,068,690	5,039,438	5,016,051